Other Liabilities (Details) (10-K) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other accrued expenses and accounts payable	$ 83	$ 31
Salary and benefit liabilities	75	36
Accrued interest on debt	67	57
Retirement plans	55	50
Loan principal warranty reserve	15	24
Other insurance liabilities	8	4
Bank overdrafts	14	5
Other	67	31
Total	$ 384	$ 238